Note 14 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
1 4 .	Commitments and Contingencies

We are subject to legal proceedings and claims that arise in the ordinary course of business.

Section
16
(b) Action

On
August 12, 2015,
a Navidea shareholder filed an action in the United States District Court for the Southern District of New York against two
funds managed by Platinum alleging violations of Section
16
(b) of the Securities Exchange Act of
1934,
as amended, in connection with purchases and sales of the Company
’s common stock by the Platinum funds, and seeking disgorgement of the short-swing profits realized by the funds (the “Litigation”). The Company was named as a nominal defendant in the Litigation.

The Litigation was resolved on the terms set forth in a settlement agreement (the “Settlement Agreement”). The Settlement Agreement was subject to a pending joint motion for approval. The Court approved the settlement on Friday,
July 1, 2016.
In accordance with the terms of the Settlement Agreement, the interest rate on the Platinum credit facility was reduced by
6%
to
8.125%
effective
July 1, 2016.
In addition, Platinum assumed the obligation to pay the legal costs associated with the Litigation.

Sinotau Litigation
–
NAV4694

On
August 31, 2015,
Hainan Sinotau Pharmaceutical Co., Ltd. (“
Sinotau”) filed a suit for damages, specific performance, and injunctive relief against the Company in the United States District Court for the District of Massachusetts alleging breach of a letter of intent for licensing to Sinotau of the Company’s
NAV4694
product candidate and technology.  The Company believed the suit was without merit and filed a motion to dismiss the action.  In
September 2016,
the Court denied the motion to dismiss.  The Company filed its answer to the complaint and the case is currently in the discovery phase.  At this time it is not
possible to determine with any degree of certainty the ultimate outcome of this legal proceeding, including making a determination of liability.  The Company intends to vigorously defend the case.

In
July 2016,
the Company executed a term sheet with Cerveau Technologies, Inc. (“
Cerveau”) as a designated party for the rights resulting from the relationship between Navidea and Sinotau.  The term sheet outlined the terms of a potential agreement between the parties to sublicense
NAV4694
to Cerveau in return for license fees, milestone payments and royalties.  With the exception of certain provisions, the term sheet was non-binding and was subject to the agreement of AstraZeneca, from whom the Company has licensed the
NAV4694
technology.  The Company had
60
days to execute a definitive agreement, however
no
definitive agreement was reached.  Discussions related to the potential licensure or divestiture of
NAV4694
are ongoing.

CRG Litigation

During the course of
2016,
CRG alleged multiple claims of default on the CRG Loan Agreement, and filed suit in the District Court of Harris County, Texas. On
June 22, 2016,
CRG exercised control over
one
of the Company
’s primary bank accounts and took possession of
$4.1
million that was on deposit, applying
$3.9
million of the cash to various fees, including collection fees, a prepayment premium and an end-of-term fee. The remaining
$189,000
was applied to the principal balance of the debt. Multiple motions, actions and hearings followed over the remainder of
2016
and into
2017.

On
March 3, 2017,
the Company entered into a Global Settlement Agreement with MT, CRG, and Cardinal Health
414
to effectuate the terms of a settlement previously entered into by the parties on
February 22, 2017.
In accordance with the Global Settlement Agreement, on
March 3, 2017,
the Company repaid the
$59
million Deposit Amount of its alleged indebtedness and other obligations outstanding under the CRG Term Loan. Concurrently with payment of the Deposit Amount, CRG released all liens and security interests granted under the CRG Loan Documents and the CRG Loan Documents were terminated and are of no
further force or effect; provided, however, that, notwithstanding the foregoing, the Company and CRG agreed to continue with their proceeding pending in The District Court of Harris County, Texas to fully and finally determine the Final Payoff Amount. The Company and CRG further agreed that the Final Payoff Amount would be no
less than
$47
million and
no
more than
$66
million. In addition, concurrently with the payment of the Deposit Amount and closing of the Asset Sale, (i) Cardinal Health
414
agreed to post a
$7
million letter of credit in favor of CRG (at the Company
’s cost and expense to be deducted from the closing proceeds due to the Company, and subject to Cardinal Health
414’s
indemnification rights under the Purchase Agreement) as security for the amount by which the High Payoff Amount exceeds the Deposit Amount in the event the Company is unable to pay all or a portion of such amount, and (ii) CRG agreed to post a
$12
million letter of credit in favor of the Company as security for the amount by which the Deposit Amount exceeds the Low Payoff Amount. If, on the one
hand, it is finally determined by the Texas Court that the amount the Company owes to CRG under the Loan Documents exceeds the Deposit Amount, the Company will pay such excess amount, plus the costs incurred by CRG in obtaining CRG’s letter of credit, to CRG and if, on the other hand, it is finally determined by the Texas Court that the amount the Company owes to CRG under the Loan Documents is less than the Deposit Amount, CRG will pay such difference to the Company and reimburse Cardinal Health
414
for the costs incurred by Cardinal Health
414
in obtaining its letter of credit. Any payments owing to CRG arising from a final determination that the Final Payoff Amount is in excess of
$59
million shall
first
be paid by the Company without resort to the letter of credit posted by Cardinal Health
414,
and such letter of credit shall only be a secondary resource in the event of failure of the Company to make payment to CRG. The Company will indemnify Cardinal Health
414
for any costs it incurs in payment to CRG under the settlement, and the Company and Cardinal Health
414
further agree that Cardinal Health
414
can pursue all possible remedies, including offset against earnout payments (guaranteed or otherwise) under the Purchase Agreement, warrant exercise, or any other payments owed by Cardinal Health
414,
or any of its affiliates, to the Company, or any of its affiliates, if Cardinal Health
414
incurs any cost associated with payment to CRG under the settlement. The Company and CRG also agreed that the
$2
million being held in escrow pursuant to court order in the Ohio case and the
$3
million being held in escrow pursuant to court order in the Texas case would be released to the Company at closing of the Asset Sale.
On
March 3, 2017,
Cardinal Health
414
posted a
$7
million letter of credit, and on
March 7, 2017,
CRG posted a
$12
million letter of credit, each as required by the Global Settlement Agreement.
The Texas hearing is currently set for
July 3, 2017.
See Notes
4,
13
and
25
(b).

Former CEO Arbitration

On
May 12, 2016
the Company received a demand for arbitration through the American Arbitration Association, Columbus, Ohio, from Ricardo J. Gonzalez, the Company
’s then Chief Executive Officer, claiming that he was terminated without cause and, alternatively, that he resigned in accordance with Section
4G
of his Employment Agreement pursuant to a notice received by the Company on
May 9, 2016.
On
May 13, 2016,
the Company notified Mr. Gonzalez that his failure to undertake responsibilities assigned to him by the Board of Directors and otherwise work after being ordered to do so on multiple occasions constituted an effective resignation, and the Company accepted that resignation. The Company rejected the resignation of Mr. Gonzalez pursuant to Section
4G
of his Employment Agreement. Also, the Company notified Mr. Gonzalez that, alternatively, his failure to return to work after the expiration of the cure period provided in his Employment Agreement constituted cause for his termination under his Employment Agreement. Mr. Gonzalez is seeking severance and other amounts claimed to be owed to him under his Employment Agreement. In addition, the Company filed counterclaims against Mr. Gonzalez alleging malfeasance by Mr. Gonzalez in his role as Chief Executive Officer. Mr. Gonzalez has withdrawn his claim for additional severance pursuant to his Employment Agreement, and the Company has withdrawn its counterclaims.
Mr. Gonzalez has made settlement demands but the Company has made no
counteroffers to date.
  A
three
-person arbitration board has been chosen and a hearing is set for
April 3-
7,
2017
in Columbus, Ohio.

Former Director Litigation

On
August 12, 2016,
the Company commenced an action in the Superior Court of California for damages and injunctive relief against former Navidea Chairman and MT Board Member Anton Gueth. The Complaint alleges, in part, that Mr. Gueth intentionally failed to disclose his prior existing relationship with CRG, in addition to multiple breaches including duty, loyalty and contract, interference and misappropriation.
  The litigation was dismissed without prejudice on
December 19, 2016.

FTI Consulting, Inc. Litigation

On
October 11, 2016,
FTI Consulting, Inc. (“FTI”) commenced an action against the Company in the Supreme Court of the State of New York, County of New York, seeking damages in excess of
$782,600
comprised of: (i)
$730,264
for investigative and consulting services FTI alleges to have provided to the Company pursuant to an Engagement Agreement, and (ii) in excess of
$52,337
for purported interest due on unpaid invoices, plus attorneys
’ fees, costs and expenses.  On
November 14, 2016,
the Company filed an Answer and Counterclaim denying the allegations of the Complaint and seeking damages on its Counterclaim, in an amount to be determined at trial, for intentional overbilling by FTI. On
February 7, 2017,
a preliminary conference was held by the Court at which time a scheduling order governing discovery was issued.
The Court set
August 31, 2017
as the deadline for FTI to file a Note of Issue and Certificate of Readiness for trial.
  Discovery will commence within the next few weeks. The Company intends to vigorously defend the action.

Sinotau Litigation
–
Tc99m
T
ilmanocept

On
February 1, 2017,
Navidea filed suit against Sinotau in the U.S. District Court for the Southern District of Ohio.
  The Company's complaint included claims seeking a declaration of the rights and obligations of the parties to an agreement regarding rights for the Tc
99m
tilmanocept product in China and other claims.  The complaint sought a temporary restraining order ("TRO") and preliminary injunction to prevent Sinotau from interfering with the Company’s Asset Sale to Cardinal Health
414.
  On
February 3, 2017,
the Court granted the TRO and extended it until
March 6, 2017.
The Asset Sale closed on
March 3, 2017.
On
March 6,
the Court dissolved the TRO as moot.  The Ohio case remains open because all issues raised in the complaint have not
been resolved.

Sinotau also filed a suit against the Company and Cardinal Health
414
in the U.S. District Court for the District of Delaware on
February 2, 2017.
  On
February 18, 2017,
the Company and Cardinal Health
414
moved to stay the case pending the outcome of the Ohio case.  The Court granted the motion on
March 1, 2017,
and the stay remains in effect.

In accordance with ASC Topic
450,
Contingencies
, we make a provision for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Although the outcome of any litigation is uncertain, in our opinion, the amount of ultimate liability, if any, with respect to these actions will not
materially affect our financial position.